On March 21, 1994,  the  Registration  Statement of First Eagle Fund of America,
Inc. was declared effective by the Securities and Exchane Commission. The Registration Satement contained a declaration of the Fund's election to register an indefinite number of shares for the fiscal year ended December 31,1994 and therafter, and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended December 31, 1996.

                                                          Shares         Amount
A. Shares registered under Securities Act 1933
   other than pursuant to Rule 24f-2 remained
   unsold on January 1, 1996                                  0             $0
B. Shares registered during fiscal year other
   than pursuant to Rule 24f-2                                 0             $0
                                                               -             --
               Total                                           0             $0
                                                               =             ==

C. Number and aggregate sales price of
   securities sold during the fiscal year in
   reliancce upon registration pursuant to Rule
   24f-2                                                429,455       $6,119,768
D. Number and aggregate sales price of
   securities issued during the fiscal year in
   connection with dividend reinvestment plans          52,309           699,895

E. Number and aggregate sale price of
   securities sold during the fiscal year               429,455      $6,119,768

Calculation of registration fee:



1.  Aggregate sale price of securities sold
    during the fiscal year in reliance on Rule 24f-2                $6,119,768

2.  Aggregate price of shares issued in
    connection with dividend reinvestment plans                     $699,895
3.  Aggregate price of shares redeemed or
    repurchased during the fiscal year                              $(337,352)

4.  Aggregate price of shares redeemed or
    repurchased and applied as a reduction to
    filing fees pursuant to rule 24e-2                                        0

5.  Net aggregate sale price of securities sold
    during the fiscal year in reliance on rule 24f-2                $6,482,311

6.  Multiplier prescribed by Section 6(b) under
    the Securities Act of 1933 or other applicable
    law or regulation                                              x 0.00030303
                                                                      ---------

7.  Fee due                                                         $  1,964.34
                                                                    ===========
